As filed with the Securities and Exchange Commission on May 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 75.14%

	Asset Management - 1.95%
2,460	BlackRock, Inc.	$943,434

	Auto Manufacturers - Major - 4.29%
58,800	General Motors Co.	2,079,168

	Beverages - Brewers - 2.99%
13,200	Anheuser-Busch InBev SA/NV - ADR	1,448,832

	Biotechnology - 6.90%
8,000	Amgen, Inc.	1,312,560
23,900	Gilead Sciences, Inc.	1,623,288
20,500	Intrexon Corp.*	406,310
		3,342,158

	Business Services - 6.44%
640	Priceline Group, Inc.*	1,139,181
22,310	Visa, Inc. - Class A	1,982,690
		3,121,871

	Catalog & Mail Order Houses - 3.48%
1,900	Amazon.com, Inc.*	1,684,426

	Conglomerates - 2.04%
33,200	General Electric Co.	989,360

	Drug Manufacturers - 6.73%
17,260	Bristol-Myers Squibb Co.	938,599
7,400	Johnson & Johnson	921,670
22,050	Merck & Co., Inc.	1,401,057
		3,261,326

	Drugs - Generic - 3.73%
7,575	Allergan PLC#	1,809,819

	Entertainment - Diversified - 3.39%
14,500	Walt Disney Co.	1,644,155

	Independent Oil & Gas - 4.36%
30,000	Continental Resources, Inc.*	1,362,600
20,300	Newfield Exploration Co.*	749,273
		2,111,873

	Internet Information Providers - 3.78%
1,090	Alphabet, Inc. - Class A*	924,102
1,092	Alphabet, Inc. - Class C*	905,879
		1,829,981

	Medical Laboratories & Research - 2.84%
9,600	Laboratory Corp. of America Holdings*	1,377,312

	Money Center Banks - 6.19%
50,100	Citigroup, Inc.	2,996,982

	Personal Computers - 5.25%
17,700	Apple, Inc.	2,542,782

	Personal Products - 6.88%
15,700	Procter & Gamble Co.	1,410,645
39,000	Unilever PLC - ADR	1,924,260
		3,334,905

	Processed & Packaged Goods - 1.87%
8,100	PepsiCo, Inc.	906,066

	Security Software & Services - 2.03%
9,600	Check Point Software Technologies Ltd.*#	985,536
	Total Common Stocks (Cost $25,912,262)	36,409,986

	REITS - 5.28%
	Real Estate Development - 5.28%
70,200	Brookfield Asset Manangement, Inc. - Class A#	2,559,492
	Total REITS (Cost $1,677,486)	2,559,492

	SHORT-TERM INVESTMENTS - 19.69%
9,541,748	Fidelity Investments Money Market Government Portfolio, Class I, 0.56%† (Cost $9,541,748)	9,541,748
	Total Investments in Securities (Cost $37,131,496) - 100.11%	48,511,226
	Liabilities in Excess of Other Assets - (0.11%)	(56,291)
	Net Assets - 100.00%	$48,454,935

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2017.
	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust

Capital Advisors Growth Fund
Notes to Schedule of Investments
March 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,111,873	$-	$-	$2,111,873
Conglomerates	989,360	-	-	989,360
Consumer Goods	7,768,971	-	-	7,768,971
Financial	5,923,106	-	-	5,923,106
Healthcare	9,790,615	-	-	9,790,615
Services	4,467,762	-	-	4,467,762
Technology	5,358,299	-	-	5,358,299
Total Common Stocks	36,409,986	-	-	36,409,986
REITS	2,559,492	-	-	2,559,492
Short-Term Investments	9,541,748	-	-	9,541,748
Total Investments in Securities	$48,511,226	$-	$-	$48,511,226

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the period ended March 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$37,131,496

Gross unrealized appreciation	$11,974,081
Gross unrealized depreciation	(594,351)
Net unrealized appreciation	$11,379,730

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date  5/19/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date  5/19/2017

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  5/19/2017

* Print the name and title of each signing officer under his or her signature.